8. TRADE AND OTHER ACCOUNTS RECEIVABLES, NET (Details 3)	12 Months Ended
Dec. 31, 2018
Death
Allowance for bad debts
Uninsured customers	1.00
Insured customers	.10
Fraud and/or scam to other companies
Allowance for bad debts
Uninsured customers	1.00
Insured customers	.10
Change of adress, non-locatable
Allowance for bad debts
Uninsured customers	1.00
Insured customers	.10
Insolvency
Allowance for bad debts
Uninsured customers	1.00
Insured customers	.10